Available-for-sale Debt Investments	12 Months Ended
Dec. 31, 2020
Available For Sale Securities [Abstract]
Available-for-sale Debt Investments

10.  Available-for-sale Debt Investments

Investments in Particle

The Company held Series B, Series C and Series D1 convertible redeemable preferred shares of Particle Inc. (“Particle”), which had been accounted for as available-for-sale debt investments. As of December 31, 2018, the fair values of available-for-sale debt investments in Particle were RMB1,959.5 million, which represented approximately 37.63% equity interest of Particle on an as-if converted basis.

10.  Available-for-sale Debt Investments (Continued)

Investments in Particle (Continued)

The Company entered into a share purchase agreement (the “SPA”) with Run Liang Tai Management Limited, or Run Liang Tai, and its designated entities (the “Proposed Buyers”) on March 22, 2019 and entered into a supplemental agreement (the “Supplemental Agreement”) to the SPA on July 23, 2019 for its proposed sale of 34% equity interest of Particle on an as-if converted basis (the “Proposed Transaction”). According to the Supplemental Agreement, the Company agreed to increase the total number of shares of Particle to be transferred to the Proposed Buyers from 199,866,509 shares to 212,358,165 shares while the total purchase price would remain unchanged at US$448 million. In addition, the Company agreed that the Proposed Buyers may pay the purchase price in several installments and deliver the preferred shares of Particle to the Proposed Buyers in batches. In November 2019, the Company transferred the first batch of 94,802,752 preferred shares of Particle to the Proposed Buyers, corresponding to US$200 million of consideration fully received before August 10, 2019, and recognized a gain on disposal of available-for-sale debt investments of RMB1,001.2 million in the consolidated statements of comprehensive income/(loss). The Company had received a further deposit of US$50 million in October 2019 for the second batch preferred shares of Particle to be delivered to the Proposed Buyers in or before August 2020, which was presented as deposits in relation to disposal of investment in Particle in the Group’s consolidated balance sheets as of December 31, 2019. Meanwhile, the Company has recognized a liability of RMB16.0 million representing the forward contract in relation to disposal of investments in Particle in the Group’s consolidated balance sheets as of December 31, 2019. In 2020, the liability in relation to the forward contract had been expired.

In August 2020, the Company signed a new share purchase agreement (the “New SPA”) with Run Liang Tai, which replaced the Company’s previous agreements with Run Liang Tai for the sale of the Company’s remaining investment in Particle. Under the New SPA, the rights and obligations of both the Proposed Buyers and the Company with respect to the second batch of shares under the previous agreements were terminated, and instead, the Company agreed to sell a total of 140,248,775 shares of Particle, representing all of the Particle shares the Company then held, to the Proposed Buyers at a total purchase price of US$150 million and a per share purchase price of US$1.0695. On August 10, 2020, the Proposed Buyers paid approximately US$99.3 million to the Company under the New SPA, which represented the difference between the total purchase price and the US$50 million deposit already paid by the Proposed Buyers to the Company under the previous agreements plus certain other accrued interests. The Transaction was closed on October 19, 2020. The Company recognized a gain on disposal of available-for-sale debt investments of RMB477.3 million (US$73.1 million) in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020.

In August 2020, the Company acquired 4,584,209 Series D1 preferred shares of Particle from Run Liang Tai, which were previously pledged to the Company to secure the repayment of an interest-free loan with the principal of approximately US$9.7 million granted by the Company to Run Liang Tai. As of December 31, 2020, the Company holds 4,584,209 Series D1 convertible redeemable preferred shares of Particle, which represents approximately 0.66% equity interest of Particle on an as-if converted basis, and the fair values of available-for-sale debt investments in Particle was RMB30.7 million (US$4.7 million) as of December 31, 2020.

The Company has determined that its investments in convertible redeemable preferred shares of Particle are not considered in-substance common stock but considered debt securities as the preferred shares of Particle are redeemable at the option of the Company and are therefore not within the scope of ASC 323 Equity Method and Joint Ventures. The Company’s investments in convertible redeemable preferred shares of Particle are classified as available-for-sale debt investments and reported at fair value, which is estimated by management after considering valuation reports prepared by a reputable and independent appraisal firm on a recurring basis. Refer to Note 20 for details.

Investments in Fengyi Technology

In December 2018, the Group acquired 40% equity interest of Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”) with a consideration of RMB2.0 million. Fengyi Technology mainly engages in advertising service in China. As the investment in Fengyi Technology is redeemable at the option of the Group, it is not considered in-substance common stock but considered debt securities. The Group’s investment in Fengyi Technology is classified as available-for-sale debt investments and reported at fair value. As of December 31, 2019, the fair value of investment in Fengyi Technology was RMB2.0 million. The Group had fully written down the whole investment in Fengyi Technology and recognized an impairment loss of RMB2.0 million (US$0.3 million) in 2020.

10.  Available-for-sale Debt Investments (Continued)

Investments in Humanistic Intelligence

As of December 31, 2019, the Group had loan receivable of approximately RMB9.8 million due from Phoenix FM (Beijing) Information Technology Co., Ltd., (“FM Beijing”), the former subsidiary of Phoenix FM, which had been fully impaired in 2015. In April 2020, through a series of debt restructuring transactions, the Group acquired 19.99% of the equity interest in FM Beijing. In August 2020, the Group acquired 6.04% equity interest of Humanistic Intelligence Inc. (“Humanistic Intelligence”) through a share exchange transaction related to FM Beijing, and recognized a gain of RMB6.0 million (US$0.9 million) from the transaction, which was included in the income/(loss) from equity method investments, net of impairment item in the consolidated statements of comprehensive income/(loss) of 2020. As the investment in Humanistic Intelligence is redeemable at the option of the Group, it is not considered in-substance common stock but considered debt securities. The Group’s investment in Humanistic Intelligence is classified as available-for-sale debt investments and reported at fair value. As of December 31, 2020, the fair value of investment in Humanistic Intelligence was RMB6.0 million (US$0.9 million).

As the Group does not expect to sell or redeem the investments mentioned above within one year, the available-for-sale debt investments are classified as long-term available-for-sale debt investments. Total unrealized gains on available-for-sale debt investments recorded in accumulated other comprehensive income excluding tax effect were RMB1,615.1 million as of December 31, 2019 and total unrealized loss on available-for-sale debt investments recorded in accumulated other comprehensive income excluding tax effect was RMB8.0 million (US$1.2 million) as of December 31, 2020. The total fair value of available-for-sale debt investments were RMB2,014.5 million and RMB36.7 million (US$5.6 million) as of December 31, 2019 and 2020, respectively (see Note 20).